Major Customer And Geographic Information (Schedule Of Revenues By Major Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue	$ 2,817,465		$ 2,670,133		$ 2,832,437
Airborne Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	969,446		791,111		693,229
Land Vehicles Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	405,294		363,245		449,712
C Power Four ISR Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	996,382		1,019,068		1,168,848
Electro-Optic Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	300,158		368,808		406,396
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 146,185	[1]	$ 127,901	[1]	$ 114,252	[1]

[1]	Mainly non-defense engineering and production services.